Discontinued Operations - Income Recognized from Cross-Border Energy Lease Investments (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Discontinued Operations [Line Items]
Income (loss) from discontinued operations, net of income taxes	$ 8	$ 25	$ 16	$ 18	$ (4)	$ 9	$ 15	$ 15	$ 67	$ 35	$ (59)
Cross-Border Energy Lease Investments [Member]
Schedule of Discontinued Operations [Line Items]
Operating revenue from PHI's cross-border energy lease investments									50	55	55
Non-cash charge to reduce carrying value of PHI's cross-border energy lease investments										(7)	(2)
Total operating revenue									50	48	53
Income (loss) from operations of discontinued operations, net of income taxes									32	33	28
Net gains (losses) associated with the early termination of the cross-border energy lease investments, net of income taxes									9	3
Income (loss) from discontinued operations, net of income taxes									$ 41	$ 36	$ 28